The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2022 (Unaudited)

	Shares	Value ($)
Germany 90.2%
Common Stocks 87.4%
Aerospace & Defense 4.9%
Hensoldt AG	87,443	2,577,234
Rheinmetall AG	40,034	8,553,409
		11,130,643
Airlines 2.4%
Deutsche Lufthansa AG (Registered)*†	664,089	5,434,617

Auto Components 1.4%
Hella GmbH & Co. KGaA	26,348	1,706,679
SAF-Holland SE*	158,115	1,340,898
		3,047,577
Automobiles 1.4%
Knaus Tabbert AG	61,013	3,073,997

Banks 3.4%
Commerzbank AG*	989,353	7,622,183

Biotechnology 0.2%
MorphoSys AG*	20,084	553,075

Building Products 1.0%
Steico SE	22,224	2,281,428

Capital Markets 1.1%
flatexDEGIRO AG*	120,589	2,465,109

Chemicals 5.1%
Evonik Industries AG	93,202	2,610,140
K+S AG (Registered)*	177,108	5,407,088
LANXESS AG	75,267	3,339,270
		11,356,498
Diversified Financial Services 1.2%
Hypoport SE*	7,047	2,699,295

Diversified Telecommunication Services 1.4%
United Internet AG (Registered)	91,947	3,188,575

Electrical Equipment 2.5%
Siemens Energy AG	245,486	5,657,172

Electronic Equipment, Instruments & Components 0.5%
Jenoptik AG	35,077	1,072,067

Food Products 1.3%
KWS Saat SE & Co. KGaA	38,919	2,843,871

Health Care Equipment & Supplies 2.1%
Carl Zeiss Meditec AG	28,797	4,706,518

Independent Power & Renewable Electricity Producers 0.8%
Encavis AG	83,282	1,760,825

Insurance 1.0%
Talanx AG	48,284	2,149,133

Interactive Media & Services 5.3%
New Work SE	16,527	3,407,898
Scout24 SE 144A	147,187	8,512,472
		11,920,370
Internet & Direct Marketing Retail 1.4%
About You Holding SE*†	231,171	3,200,999

	Shares	Value ($)
IT Services 2.8%
Bechtle AG	50,518	2,876,729
CANCOM SE	25,754	1,618,363
GFT Technologies SE	26,916	1,242,343
Secunet Security Networks AG	765	361,179
		6,098,614
Life Sciences Tools & Services 2.9%
Evotec SE*	144,840	4,413,895
Gerresheimer AG	27,656	2,039,322
		6,453,217
Machinery 10.2%
Deutz AG*	889,521	4,647,850
Duerr AG	26,454	789,102
GEA Group AG	53,471	2,218,842
JOST Werke AG 144A	59,287	2,406,774
KION Group AG	116,483	7,773,143
Knorr-Bremse AG	28,153	2,180,551
Krones AG	9,210	772,862
Pfeiffer Vacuum Technology AG	3,864	746,053
Rational AG	1,705	1,188,981
		22,724,158
Media 1.0%
ProSiebenSat.1 Media SE	180,988	2,333,007

Metals & Mining 4.4%
Aurubis AG	9,251	1,115,838
Salzgitter AG*	17,922	842,761
thyssenkrupp AG*	907,146	7,859,547
		9,818,146
Oil, Gas & Consumable Fuels 0.6%
Friedrich Vorwerk Group SE*	15,913	672,541
VERBIO Vereinigte BioEnergie AG	9,077	707,690
		1,380,231
Personal Products 4.2%
Beiersdorf AG	89,052	9,428,954

Pharmaceuticals 1.3%
Dermapharm Holding SE	43,727	2,806,134

Professional Services 0.2%
Amadeus Fire AG	3,234	520,105

Real Estate Management & Development 6.5%
Instone Real Estate Group SE 144A	305,542	5,756,615
LEG Immobilien SE	66,202	7,602,284
PATRIZIA AG	34,224	649,371
TAG Immobilien AG	22,985	525,338
		14,533,608
Road & Rail 0.7%
Sixt SE*†	10,833	1,474,732

Semiconductors & Semiconductor Equipment 1.2%
AIXTRON SE	115,845	2,576,212

Software 3.8%
Nemetschek SE	34,567	3,375,508
Software AG	32,033	1,112,278
SUSE SA*†	73,463	2,387,436
TeamViewer AG 144A*	97,908	1,466,248
		8,341,470
Specialty Retail 0.4%
Fielmann AG	16,489	905,950

Technology Hardware, Storage & Peripherals 1.4%
Cherry AG*	186,757	3,219,523

Textiles, Apparel & Luxury Goods 3.4%
HUGO BOSS AG	128,729	7,536,595

	Shares	Value ($)
Thrifts & Mortgage Finance 1.1%
Aareal Bank AG	36,930	1,170,596
Deutsche Pfandbriefbank AG 144A	111,807	1,374,709
		2,545,305
Trading Companies & Distributors 1.9%
Brenntag SE	51,700	4,217,104

Transportation Infrastructure 0.4%
Fraport AG Frankfurt Airport Services Worldwide*	17,696	993,915

Wireless Telecommunication Services 0.6%
1&1 AG	26,047	588,080
Freenet AG	27,215	735,525
		1,323,605
Total Common Stocks (Cost $191,168,956)		195,394,537

Preferred Stocks 2.8%
Chemicals 0.5%
FUCHS PETROLUB SE	28,435	1,036,681

Machinery 2.3%
Jungheinrich AG	176,950	5,183,812
Total Preferred Stocks (Cost $5,473,225)		6,220,493

Total Germany (Cost $196,642,181)		201,615,030

Luxembourg 6.2%
Common Stocks
Auto Components 0.8%
Novem Group SA*	151,003	1,738,237

Commercial Services & Supplies 3.2%
Befesa SA 144A	89,049	7,071,477

Machinery 0.1%
Stabilus SA	6,401	320,506

Media 0.8%
RTL Group SA	29,880	1,674,920

Real Estate Management & Development 1.3%
Aroundtown SA	519,469	3,000,851
Total Luxembourg (Cost $14,317,913)		13,805,991

Netherlands 0.5%
Common Stocks
Food & Staples Retailing 0.5%
Shop Apotheke Europe NV 144A* (Cost $701,165)	11,189	1,028,530

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.23% (Cost $7,021,073) (a) (b)	7,021,073	7,021,073

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.28% (Cost $6,372,539) (b)	6,372,539	6,372,539

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $225,054,871)	102.8	229,843,163
Other Assets and Liabilities, Net	(2.8)	(6,216,279)
Net Assets	100.0	223,626,884

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:

Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.23% (a) (b)
3,691,676	3,329,397 (c)	–	–	–	10,546	–	7,021,073	7,021,073
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 0.28% (b)
8,837,225	75,467,311	77,931,997	–	–	856	–	6,372,539	6,372,539
12,528,901	78,796,708	77,931,997	–	–	11,402	–	13,393,612	13,393,612

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2022 amounted to $6,541,593, which is 2.9% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$201,615,030	$—	$—	$201,615,030
Luxembourg	13,805,991	—	—	13,805,991
Netherlands	1,028,530	—	—	1,028,530
Short-Term Instruments (d)	13,393,612	—	—	13,393,612
Total	$229,843,163	$—	$—	$229,843,163

  (d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH1

R-080548-1 (1/23)